Expense Example - PIMCO REALPATH Blend 2035 Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Administrative 1 Year	Administrative 3 Years	Administrative 5 Years	Administrative 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years
USD ($)	25	79	140	317	50	159	279	627	617	761	917	1,372	101	317	551	1,224